INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Provision for income taxes

The components of the provision for income taxes include:

	2014	2013
Current Federal and State	$59,000	$55,000
Deferred: Federal and State	143,000	178,000
Total (benefit) provision for income taxes	$202,000	$233,000

Reconciliation of the statutory federal income tax rate

A reconciliation of the statutory U.S. Federal income tax rate to the Company’s effective income tax rate is as follows:

	2014	2013
U.S. Federal Statutory rate	34.0%	34.0%
State and local taxes, net of Federal benefit	0.0	(0.2)
Other	(8.1)	1.8
Change in valuation allowance	(30.1)	(45.6)
Effective income tax rate	(4.3)%	(10.0)%

Deferred income tax assets

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The major components of deferred tax assets and liabilities are as follows:

	2014	2013
Deferred tax assets
Inventory	$235,000	176,000
Accrued liabilities	380,000	157,000
Net operating loss carryforwards	2,193,000	777,000
Total deferred income tax assets	2,808,000	1,110,000
Valuation allowance	(2,485,000)	(1,068,000)
Net deferred tax assets	$323,000	42,000

Deferred tax liabilities
Property and Equipment	$324,000	42,000
Goodwill and Intangible assets	321,000	178,000
Total deferred tax liabilities	645,000	220,000

Total net deferred income tax liabilities	$(322,000)	(178,000)